Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.67%
Alabama: 0.74%
Water & sewer revenue: 0.74%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) ¤	0.00%	10-1-2027	$ 920,000	$ 746,334
Alaska: 0.43%
Tobacco revenue: 0.43%
Northern Alaska Tobacco Securitization Corporation Settlement CAB Asset-Backed Bonds Senior Class ¤	0.00	6-1-2066	2,000,000	435,880
Arizona: 3.47%
Education revenue: 0.94%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	110,000	114,853
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	571,688
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	250,000	264,221
				950,762
Health revenue: 2.53%
Maricopa County AZ IDA Senior Living Facility Series 2016 144A	6.00	1-1-2048	1,000,000	1,018,750
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,534,470
				2,553,220
				3,503,982
California: 7.64%
Airport revenue: 1.06%
Los Angeles CA Department of Airports AMT Los Angeles International Airport Subordinate Bond Series F	4.00	5-15-2049	950,000	1,069,732
Education revenue: 0.56%
California Infrastructure And Economic Development Bank Senior WFCS Portfolio Projects Series A1 144A	5.00	1-1-2056	250,000	282,965
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	280,392
				563,357
Health revenue: 0.57%
California PFA Living Enso Village Project Refunding Bond Series A 144A	5.00	11-15-2046	500,000	572,355
Housing revenue: 2.55%
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	500,000	533,133
California Community Housing Agency Essential Housing Revenue Junior Fountains at Emerald Park Series 144A	4.00	8-1-2046	500,000	536,969
See accompanying notes to portfolio of investments

Wells Fargo High Yield Municipal Bond Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
CSCDA Community Improvement Authority CA Essential Housing Revenue Mezzanine Lien Orange City 144A	4.00%	3-1-2057	$1,000,000	$ 1,059,406
CSCDA Community Improvement Authority California Essential Housing Revenue Waterscape Apartments Mezzanine Lien Series B 144A	4.00	9-1-2046	425,000	446,654
				2,576,162
Miscellaneous revenue: 1.62%
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	1,000,000	1,063,517
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2051	500,000	568,921
				1,632,438
Tax revenue: 0.79%
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	1,000,000	798,944
Tobacco revenue: 0.49%
Northern California Tobacco Securitization Authority Tobacco Settlement Revenue CAB Refunding Asset ¤	0.00	6-1-2060	2,000,000	495,287
				7,708,275
Colorado: 12.06%
Education revenue: 0.62%
Colorado Educational And Cultural Facilities Authority Charter School New Summit 144A	4.00	7-1-2061	600,000	628,601
GO revenue: 9.87%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,049,631
Colorado Big Dry Creek Metropolitan District Improvement & Refunding Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	1,055,862
Colorado Chambers Highpoint Metropolitan District #2	5.00	12-1-2051	830,000	864,333
Colorado Clear Creek Transit Metropolitan District #2 Series A	5.00	12-1-2050	1,000,000	1,085,817
Colorado Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00	12-1-2049	900,000	962,722
Colorado Pronghorn Valley Metropolitan District Limited Tax Series A	4.00	12-1-2051	250,000	247,824
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	966,000	1,012,600
Denver CO International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,233,841
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	854,959
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	503,538
Great Western CO Metropolitan District #5 Refunding Bond	4.75	12-1-2050	1,000,000	1,082,698
				9,953,825
Tax revenue: 1.04%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	1,052,530
See accompanying notes to portfolio of investments

2  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.53%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75%	1-1-2044	$ 500,000	$ 531,349
				12,166,305
Connecticut: 0.62%
GO revenue: 0.62%
Hartford CT Series A	4.00	4-1-2032	325,000	337,699
Hartford CT Series A	5.00	4-1-2024	105,000	112,378
Hartford CT Series B	5.00	4-1-2033	50,000	53,077
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	45,948
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	71,454
				620,556
Delaware: 1.10%
Education revenue: 1.10%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,113,531
District of Columbia: 0.44%
Tobacco revenue: 0.44%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	447,629
Florida: 4.36%
Education revenue: 4.11%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A##	5.13	7-1-2039	2,000,000	2,245,629
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	283,940
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00	6-30-2056	500,000	526,844
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	1,090,036
				4,146,449
Health revenue: 0.25%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	250,016
				4,396,465
Georgia: 3.05%
Housing revenue: 0.86%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	870,015
Industrial development revenue: 1.16%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,000,000	1,171,540
See accompanying notes to portfolio of investments

Wells Fargo High Yield Municipal Bond Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 1.03%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series B 144A¤	0.00%	6-1-2049	$1,000,000	$ 1,036,153
				3,077,708
Guam: 0.29%
Tax revenue: 0.29%
Guam Government Business Privilege Tax Revenue Refunding Bond Series F %%	4.00	1-1-2036	250,000	288,349
Idaho: 0.26%
Education revenue: 0.26%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	262,046
Illinois: 14.92%
Education revenue: 1.70%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00	10-1-2042	250,000	274,617
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	800,000	863,827
Illinois Finance Authority Charter Schools Improvement & Refunding Bonds Series A	6.88	10-1-2031	575,000	575,000
				1,713,444
GO revenue: 7.52%
Chicago IL Board of Education CAB School Reform Series A (NPFGC Insured) ¤	0.00	12-1-2025	500,000	477,429
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	700,000	790,533
Chicago IL Series A	5.00	1-1-2033	310,000	312,860
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,838,285
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	689,312
Illinois	5.00	3-1-2033	1,000,000	1,017,703
Lake County IL Community Unit School District #187 North Chicago CAB Series A (AGM Insured) ¤	0.00	1-1-2023	590,000	583,323
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,000,000	778,660
Will County IL Community High School Refunding Bond Series A (BAM Insured)	3.25	1-1-2030	450,000	459,350
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	685,000	634,193
				7,581,648
Miscellaneous revenue: 3.15%
Illinois Metropolitan Pier And Exposition Authority Mccormick Place CAB Refunding Bond Series A ¤%%	0.00	6-15-2041	1,300,000	761,253
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,639,000	1,687,604
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	726,874
				3,175,731
See accompanying notes to portfolio of investments

4  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 2.55%
Hillside IL Tax Increment Refunding Bond	5.00%	1-1-2030	$1,345,000	$ 1,480,683
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	1,140,000	1,097,238
				2,577,921
				15,048,744
Kansas: 2.44%
Health revenue: 1.01%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	1,018,950
Tax revenue: 1.43%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00	12-1-2028	485,000	491,593
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	2,895,000	953,912
				1,445,505
				2,464,455
Kentucky: 1.02%
Health revenue: 1.02%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	1,029,554
Maryland: 1.68%
Education revenue: 1.12%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,136,998
Miscellaneous revenue: 0.56%
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	500,000	562,104
				1,699,102
Michigan: 4.19%
Education revenue: 0.45%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	150,000	158,338
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	293,121
				451,459
Health revenue: 0.79%
Kentwood MI EDA Limited Obligation Holland Home Project %%	4.00	11-15-2043	750,000	799,225
Miscellaneous revenue: 1.37%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	140,000	143,917
See accompanying notes to portfolio of investments

Wells Fargo High Yield Municipal Bond Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50%	10-1-2029	$1,000,000	$ 1,064,561
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	170,000	170,370
				1,378,848
Tax revenue: 1.58%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	18,497
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	517,702
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	1,000,000	1,058,536
				1,594,735
				4,224,267
Minnesota: 2.32%
Education revenue: 1.01%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	4.40	7-1-2025	85,000	89,952
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	5.00	7-1-2030	195,000	215,686
Woodbury MN Charter School Woodbury Leadership Academy	4.00	7-1-2051	660,000	711,319
				1,016,957
Health revenue: 0.53%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	500,000	537,928
Housing revenue: 0.78%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	357,618
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	426,735
				784,353
				2,339,238
Missouri: 1.01%
Tax revenue: 1.01%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	295,000	300,414
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	720,000	720,533
				1,020,947
New Jersey: 3.31%
GO revenue: 1.12%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,130,429
Industrial development revenue: 0.26%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	260,563
See accompanying notes to portfolio of investments

6  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 1.93%
New Jersey TTFA CAB Series A ¤	0.00%	12-15-2031	$1,000,000	$ 808,732
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	1,000,000	1,141,265
				1,949,997
				3,340,989
New York: 6.72%
Education revenue: 5.03%
Build NYC Resource Corporation Friends of Hellenic Classical 144A	5.00	12-1-2041	1,200,000	1,375,296
Build NYC Resource Corporation New World Preparatory Charter School	4.00	6-15-2051	690,000	742,842
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	1,000,000	1,125,380
New York Dormitory Authority Supported Debt St. Josephs College	4.00	7-1-2035	400,000	446,353
New York Dormitory Authority Supported Debt St. Josephs College	5.00	7-1-2051	750,000	876,949
Town of Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	500,000	504,448
				5,071,268
Health revenue: 1.02%
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	910,000	1,032,691
Miscellaneous revenue: 0.20%
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	200,000	197,426
Tobacco revenue: 0.47%
Suffolk County NY Tobacco Securitization Corporation Settlement CAB Asset-Backed Bonds ¤	0.00	6-1-2066	2,500,000	475,737
				6,777,122
Ohio: 2.41%
Resource recovery revenue: 1.14%
Southern Ohio Port Authority Exempt Facility Revenue PureCycle Project 144A	7.00	12-1-2042	1,000,000	1,148,280
Tobacco revenue: 1.27%
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	8,000,000	1,280,476
				2,428,756
Oregon: 0.48%
Health revenue: 0.48%
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	450,000	483,756
Pennsylvania: 2.89%
Education revenue: 0.73%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	50,000	52,448
See accompanying notes to portfolio of investments

Wells Fargo High Yield Municipal Bond Fund  |  7

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Philadelphia PA IDA Independence Charter School Project	5.00%	6-15-2039	$ 250,000	$ 274,769
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	408,775
				735,992
Health revenue: 1.00%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	1,014,078
Miscellaneous revenue: 1.16%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	1,030,000	1,167,026
				2,917,096
South Carolina: 2.75%
Education revenue: 1.19%
South Carolina Jobs EDA Refunding Bond Columbia College Project	5.75	10-1-2045	500,000	530,234
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	65,000	68,823
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	601,663
				1,200,720
Health revenue: 1.07%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00	4-1-2048	1,000,000	1,080,583
Resource recovery revenue: 0.49%
South Carolina Jobs EDA	8.00	12-6-2029	100,000	89,893
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A•	6.25	2-1-2045	1,000,000	400,000
				489,893
				2,771,196
Tennessee: 1.15%
Tax revenue: 1.15%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00	12-1-2031	1,000,000	587,623
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	569,825
				1,157,448
Texas: 4.74%
Education revenue: 2.17%
Arlington TX Higher Education Finance Corporation Refunding Bond Wayside Schools Series A	4.00	8-15-2046	860,000	930,054
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	351,158
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	850,000	911,179
				2,192,391
See accompanying notes to portfolio of investments

8  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.08%
Port Isabel TX 144A	5.10%	2-15-2049	$ 975,000	$ 1,094,057
Miscellaneous revenue: 0.49%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	490,000	490,415
Tax revenue: 0.54%
Baytown Texas Municipal Development District Hotel Second Lien Baytown Convention 144A	5.00	10-1-2050	500,000	539,845
Transportation revenue: 0.22%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	224,005
Utilities revenue: 0.24%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	237,551
				4,778,264
Utah: 2.19%
Education revenue: 1.16%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	5.00	6-15-2041	1,020,000	1,168,320
Miscellaneous revenue: 1.03%
Mida Mountain UT Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2050	1,000,000	1,038,320
				2,206,640
Virginia: 1.11%
Health revenue: 1.11%
Roanoke VA EDA Residential Care Richfield Living	5.13	9-1-2055	1,210,000	1,117,918
Washington: 1.16%
Tax revenue: 1.16%
Washington Convention Center Junior Lodging Tax Notes	4.00	7-1-2031	1,000,000	1,170,555
West Virginia: 1.70%
Tax revenue: 1.70%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,716,496
Wisconsin: 7.02%
Education revenue: 3.78%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A	4.13	10-1-2024	95,000	97,575
Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00	7-1-2024	235,000	252,393
Wisconsin PFA Educational Facility Revenue Refunding Bond Estancia Valley Classical 144A	4.25	7-1-2051	1,000,000	988,285
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,000,000	1,073,497
Wisconsin PFA Wilson Preparatory Academy Series A 144A	5.00	6-15-2039	1,285,000	1,405,014
				3,816,764
See accompanying notes to portfolio of investments

Wells Fargo High Yield Municipal Bond Fund  |  9

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 3.24%
Public Finance Authority Hospital Revenue Carson Valley Medical Center Series A	4.00%	12-1-2051	$1,500,000	$ 1,697,432
Wisconsin HEFA Wisconsin Illinois Senior Housing Incorporated Series 2018-A	5.25	8-1-2048	1,500,000	1,569,870
				3,267,302
				7,084,066
Total Municipal obligations (Cost $94,525,016)				100,543,669

		Yield	Shares
Short-term investments: 1.07%
Investment companies: 1.07%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	1,072,738	1,073,274
Total Short-term investments (Cost $1,073,274)				1,073,274
Total investments in securities (Cost $95,598,290)	100.74%			101,616,943
Other assets and liabilities, net	(0.74)			(743,621)
Total net assets	100.00%			$100,873,322

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
•	The Fund has stopped accruing interest on this security.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

10  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$2,812,701	$9,252,488	$(10,992,557)	$642	$0	$1,073,274	1,072,738	$51
See accompanying notes to portfolio of investments

Wells Fargo High Yield Municipal Bond Fund  |  11

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$100,543,669	$0	$100,543,669
Short-term investments
Investment companies	1,073,274	0	0	1,073,274
Total assets	$1,073,274	$100,543,669	$0	$101,616,943
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

12  |  Wells Fargo High Yield Municipal Bond Fund